Debt (Related Party) and Interest Expense (Related Party)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt (Related Party) and Interest Expense (Related Party) [Abstract]
Debt (Related Party) and Interest Expense (Related Party)

8. Debt (Related Party) and Interest Expense (Related Party)

February 2024 Term Loan

In February 2024, the Company issued a promissory note (the “February 2024 Term Loan”) with a minimum principal amount of $5,000 and up to $10,000 to GAT Funding, LLC (“GAT”), an entity controlled by Glen A. Taylor, then a member of the Company’s board of directors and a controlling stockholder of the Company. At closing, the Company drew $5,000 from the February 2024 Term Loan. Provided that no event of default had occurred and the Company submitted a request for funding certifying that the Company had less than $7,500 of net tangible assets, the Company had the ability to draw the remaining $5,000 in $2,500 tranches, as long as each request was made prior to February 1, 2025. In both May 2024 and July 2024, the Company requested and received additional advances of $2,500 under the February 2024 Term Loan. The outstanding balance on the February 2024 Term Loan, net of discount, was $10,369 at the time the debt was extinguished as discussed below.

The February 2024 Term Loan had a five-year term and an original maturity date of February 27, 2029. The principal amount drawn bore interest at a rate of 8.0% per annum and was to be paid quarterly in arrears after the second anniversary of the February 2024 Term Loan. Interest accrued and was not payable for the first two years of the term and was compounded and added to the principal balance of the February 2024 Term Loan both on the first and second anniversary of the February 2024 Term Loan. The Company could prepay the accrued interest and principal of the February 2024 Term Loan without penalty, with 10 days’ notice.

August 2024 Term Loan

In August 2024, the Company issued an additional promissory note (the “August 2024 Term Loan”) with a principal amount of up to $10,000 to GAT. At closing, the Company drew $5,000 from the August 2024 Term Loan. Provided that no event of default had occurred and the Company submitted a request for funding certifying that the Company had less than $7,500 of net tangible assets, the Company had the ability to draw the remaining $5,000 in $2,500 tranches, as long as each request is made prior to August 1, 2025. In December 2024, the Company requested and received an additional advance of $5,000 under the August 2024 Term Loan. The outstanding balance on the August 2024 Term Loan, net of discount, was $9,334 at the time the debt was extinguished as discussed below.

The August 2024 Term Loan had a five-year term and an original maturity date of August 27, 2029. The principal amount drawn bore interest at a rate of 8.0% per annum and was to be paid quarterly in arrears after the second anniversary of the August 2024 Term Loan. Interest accrued and was not payable for the first two years of the term and was compounded and added to the principal balance of the August 2024 Term Loan both on the first and second anniversary of the August 2024 Term Loan. The Company could prepay the accrued interest and principal of the August 2024 Term Loan without penalty, with 10 days’ notice.

As a commitment fee, the Company was required to issue warrants to purchase 250,000 shares of its Class A Common Stock for each $2,500 of principal funded under the February 2024 Term Loan and August 2024 Term Loan. The warrants have an exercise price equal to the closing price on the date of funding of the applicable tranche.

Warrants - February 2024 Term Loan and August 2024 Term Loan

At closing of the initial funding of the February 2024 Term Loan, the Company issued warrants to purchase 500,000 shares of Class A Common Stock at an exercise price of $1.24 per share. At the time of their initial issuance, these warrants had a contractual expiration date of February 27, 2026. Upon the second draw made in May 2024, the Company issued warrants to purchase 250,000 shares of Class A Common Stock at an exercise price of $3.04 per share. At the time of their initial issuances, these warrants had a contractual expiration date of May 28, 2026. Upon the third draw made in July 2024, the Company issued warrants to purchase 250,000 shares of Class A Common Stock at an exercise price of $2.25 per share. At the time of their initial issuance, these warrants had a contractual expiration date of July 23, 2026. The expiration dates of each of these warrants issued in connection with the February 2024 Term Loan have been amended as discussed below.

At closing of the initial funding of the August 2024 Term Loan, the Company issued warrants to purchase 500,000 shares of Class A Common Stock at an exercise price of $2.97 per share. At the time of their initial issuances, these warrants had a contractual expiration date of August 27, 2026. Upon the second draw made in December 2024, the Company issued warrants to purchase 500,000 shares of Class A Common Stock at an exercise price of $2.20 per share. At the time of their initial issuances, these warrants had a contractual expiration date of December 11, 2026. The expiration dates of each of these warrants issued in connection with the February 2024 Term Loan have been amended as discussed below.

March 2025 Term Loan

In March 2025, the Company issued a promissory note (the “March 2025 Term Loan” and, collectively with the February 2024 Term Loan and August 2024 Term Loan, the “Term Loans”) with a minimum principal amount of $5,000 and up to $10,000 to GAT. At closing, the Company drew $5,000 from the March 2025 Term Loan. Provided that no event of default had occurred and the Company submitted a request for funding certifying that the Company had less than $7,500 of net tangible assets, the Company had the ability to draw the remaining $5,000 in $2,500 tranches, as long as each request is made prior to March 2026. On June 26, 2025, the Company requested and received an additional advance of $5,000 under the March 2025 Term Loan. The balance outstanding on the March 2025 Term Loan was $8,523, net of discount, at the time the debt was extinguished as discussed below.

The March 2025 Term Loan had a five-year term and an original maturity date of March 6, 2030. The principal amount drawn bore interest at a rate of 8.0% per annum and was to be paid quarterly in arrears after the second anniversary of the March 2025 Term Loan. Interest accrued and was not payable for the first two years of the term and was compounded and added to the principal balance of the March 2025 Term Loan both on the first and second anniversary of the March 2025 Term Loan. The Company could prepay the accrued interest and principal of the March 2025 Term Loan without penalty, with 10 days’ notice.

As a commitment fee, the Company was required to issue warrants to purchase 375,000 shares of its Class A Common Stock for each $2,500 of principal funded under the March 2025 Term Loan. The warrants have an exercise price equal to the closing price on the date of funding of the applicable tranche. At closing of the initial funding of the March 2025 Term Loan, the Company issued warrants to purchase 750,000 shares of Class A Common Stock at an exercise price of $1.35 per share. At the time of their initial issuance, these warrants had a contractual expiration date of March 11, 2027. The expiration date has been amended as discussed below.

Upon the second draw made in June 2025, the Company issued warrants to purchase 750,000 shares of Class A Common Stock at an exercise price of $1.48. At the time of their initial issuances, these warrants had a contractual expiration date of June 26, 2027. The expiration date has been amended as discussed below. The warrants issued in conjunction with the Term Loans are referred to as “Term Loan Warrants”.

The Term Loans were accounted for as a conventional debt instrument and are accounted for in accordance with ASC 470, Debt and ASC 815, Derivatives and Hedging (“ASC 815”). As a result of the issuance of the warrants with the February 2024, May 2024 and July 2024 closings of the February 2024 Term Loan, which met the criteria for equity classification under applicable U.S. GAAP, the Company recorded the fair value of the warrants on the issuance date in the amount of $179, $197, and $210, respectively, as a debt discount and additional paid-in capital on the unaudited condensed consolidated balance sheets. Subsequently, the amortization of these debt discounts was recorded to interest expense (related party) over the term of the February 2024 Term Loan.

As a result of the issuance of the warrants with the August 2024 and December 2024 closings of the August 2024 Term Loan, which met the criteria for equity classification under applicable U.S. GAAP, the Company recorded the fair value of the warrants on the issuance date in the amount of $489 and $321, respectively, as a debt discount and additional paid-in capital on the unaudited condensed consolidated balance sheets. Subsequently, the amortization of these debt discounts was recorded to interest expense (related party) over the term of the August 2024 Term Loan.

As a result of the issuance of the warrants with the March 2025 and June 2025 closings of the March 2025 Term Loan, which met the criteria for equity classification under applicable U.S. GAAP, the Company recorded the fair value of the warrants on the issuance date in the amount of $688 and $882, respectively, as a debt discount and additional paid-in capital on the unaudited condensed consolidated balance sheet. Subsequently, the amortization of debt discounts was recorded to interest expense (related party) over the term of the March 2025 Term Loan.

During the three months ended March 31, 2025, the Company recognized $495 of interest expense in relation to the Term Loans. Included within this interest expense total, the Company recognized $79 of debt discount amortization during the three months ended March 31, 2025.

Debt Extinguishment and Warrant Extension

On August 25, 2025, the Company entered into a satisfaction of promissory notes agreement (the “Satisfaction Agreement”) with GAT. Pursuant to the stated terms of the Satisfaction Agreement, GAT agreed to forgive all outstanding principal and accrued interest on the Term Loans in exchange for a $100 payment from the Company.

On September 4, 2025, the Company entered into a voting and warrant extension agreement (the “Voting and Extension Agreement”) with Glen A. Taylor, GAT, and another affiliated entity. Pursuant to the Voting and Extension Agreement, the Company agreed to extend the expiration date of the Term Loan Warrants to December 31, 2028. Prior to the extension, the Term Loan Warrants had expiration dates ranging from February 27, 2026 to June 26, 2027. In addition, Glen A. Taylor, GAT, and another affiliated entity agreed to vote in favor of any proposal that is submitted by the Company for approval by its stockholders under Nasdaq Listing Rule 5635 relating to stockholder approval of certain issuances of securities, provided that the proposal is unanimously approved and recommended by the Board of Directors of the Company. The voting obligations are in effect through December 31, 2028 and are binding on any transferees of the Class A Common Stock that is currently held by Glen A. Taylor, GAT or the other affiliated entity. The Voting and Extension Agreement also granted registration rights to Glen A. Taylor, GAT, or the other affiliated entity upon request on or after March 31, 2026.

9. Debt (Related Party)

February 2024 Term Loan

In February 2024, the Company issued a promissory note (the “February 2024 Term Loan”) with a minimum principal amount of $5,000 and up to $10,000 to GAT Funding, LLC (“GAT”), an entity controlled by Glen A. Taylor, then a member of the Company’s board of directors and a controlling stockholder of the Company. At closing, the Company drew $5,000 from the February 2024 Term Loan. Provided that no event of default had occurred and the Company submitted a request for funding certifying that the Company had less than $7,500 of net tangible assets, the Company had the ability to draw the remaining $5,000 in $2,500 tranches, as long as each request was made prior to February 1, 2025. In both May 2024 and July 2024, the Company requested and received additional advances of $2,500 under the February 2024 Term Loan. The outstanding balance on the February 2024 Term Loan, net of discount, was $10,369 at the time the debt was extinguished as discussed below, and $9,489 as of December 31, 2024.

The February 2024 Term Loan had a five-year term and an original maturity date of February 27, 2029. The principal amount drawn bore interest at a rate of 8.0% per annum and was to be paid quarterly in arrears after the second anniversary of the February 2024 Term Loan. Interest accrued and was not payable for the first two years of the term and was compounded and added to the principal balance of the February 2024 Term Loan both on the first and second anniversary of the February 2024 Term Loan. The Company could prepay the accrued interest and principal of the February 2024 Term Loan without penalty, with 10 days’ notice.

August 2024 Term Loan

In August 2024, the Company issued an additional promissory note (the “August 2024 Term Loan”) with a principal amount of up to $10,000 to GAT. At closing, the Company drew $5,000 from the August 2024 Term Loan. Provided that no event of default had occurred and the Company submitted a request for funding certifying that the Company had less than $7,500 of net tangible assets, the Company had the ability to draw the remaining $5,000 in $2,500 tranches, as long as each request is made prior to August 1, 2025. In December 2024, the Company requested and received an additional advance of $5,000 under the August 2024 Term Loan. The outstanding balance on the February 2024 Term Loan, net of discount, was $9,334 at the time the debt was extinguished as discussed below, and $9,226 as of December 31, 2024.

The August 2024 Term Loan had a five-year term and an original maturity date of August 27, 2029. The principal amount drawn bore interest at a rate of 8.0% per annum and was to be paid quarterly in arrears after the second anniversary of the August 2024 Term Loan. Interest accrued and was not payable for the first two years of the term and was compounded and added to the principal balance of the August 2024 Term Loan both on the first and second anniversary of the August 2024 Term Loan. The Company could prepay the accrued interest and principal of the August 2024 Term Loan without penalty, with 10 days’ notice.

Under the February 2024 Term Loan and August 2024 Term Loan, the Company was required to issue warrants to purchase 250,000 shares of its Class A Common Stock for each $2,500 of principal funded as a commitment fee. The warrants have an exercise price equal to the closing price on the date of funding of the applicable tranche.

Warrants - February 2024 Term Loan and August 2024 Term Loan

At closing of the initial funding of the February 2024 Term Loan, the Company issued warrants to purchase 500,000 shares of Class A Common Stock at an exercise price of $1.24 per share. These warrants expire on February 27, 2026. Upon the second draw made in May 2024, the Company issued warrants to purchase 250,000 shares of Class A Common Stock at an exercise price of $3.04 per share. These warrants expire on May 28, 2026. Upon the third draw made in July 2024, the Company issued warrants to purchase 250,000 shares of Class A Common Stock at an exercise price of $2.25 per share. At the time of their initial issuance, these warrants had a contractual expiration date of July 23, 2026. The expiration dates of each of these warrants issued in connection with the February 2024 Term Loan have been amended as discussed below.

At closing of the initial funding of the August 2024 Term Loan, the Company issued warrants to purchase 500,000 shares of Class A Common Stock at an exercise price of $2.97 per share. These warrants expire on August 27, 2026. Upon the second draw made in December 2024, the Company issued warrants to purchase 500,000 shares of Class A Common Stock at an exercise price of $2.20 per share. At the time of their initial issuances, these warrants had a contractual expiration date of December 11, 2026. The expiration dates of each of these warrants issued in connection with the August 2024 Term Loan have been amended as discussed below.

March 2025 Term Loan

In March 2025, the Company issued a promissory note (the “March 2025 Term Loan” and, collectively with the February 2024 Term Loan and August 2024 Term Loan, the “Term Loans”) with a minimum principal amount of $5,000 and up to $10,000 to GAT. At closing, the Company drew $5,000 from the March 2025 Term Loan. Provided that no event of default had occurred and the Company submitted a request for funding certifying that the Company had less than $7,500 of net tangible assets, the Company had the ability to draw the remaining $5,000 in $2,500 tranches, as long as each request is made prior to March 2026. On June 26, 2025, the Company requested and received an additional advance of $5,000 under the March 2025 Term Loan. The balance outstanding on the March 2025 Term Loan was $8,523, net of discount, at the time the debt was extinguished as discussed below.

The March 2025 Term Loan had a five-year term and an original maturity date of March 6, 2030. The principal amount drawn bore interest at a rate of 8.0% per annum and was to be paid quarterly in arrears after the second anniversary of the March 2025 Term Loan. Interest accrued and was not payable for the first two years of the term and was compounded and added to the principal balance of the March 2025 Term Loan both on the first and second anniversary of the March 2025 Term Loan. The Company could prepay the accrued interest and principal of the March 2025 Term Loan without penalty, with 10 days’ notice.

As a commitment fee, the Company was required to issue warrants to purchase 375,000 shares of its Class A Common Stock for each $2,500 of principal funded under the March 2025 Term Loan. The warrants have an exercise price equal to the closing price on the date of funding of the applicable tranche. At closing of the initial funding of the March 2025 Term Loan, the Company issued warrants to purchase 750,000 shares of Class A Common Stock at an exercise price of $1.35 per share. At the time of their initial issuance, these warrants had a contractual expiration date of March 11, 2027. The expiration date has been amended as discussed below.

Upon the second draw made in June 2025, the Company issued warrants to purchase 750,000 shares of Class A Common Stock at an exercise price of $1.48. At the time of their initial issuances, these warrants had a contractual expiration date of June 26, 2027. The expiration date has been amended as discussed below. The warrants issued in conjunction with the Term Loans are referred to as “Term Loan Warrants”.

The Term Loans were accounted for as a conventional debt instrument and are accounted for in accordance with ASC 470, Debt (“ASC 470”) and ASC 815.

As a result of the issuance of the warrants with the February 2024, May 2024 and July 2024 closings of the February 2024 Term Loan, which met the criteria for equity classification under applicable U.S. GAAP, the Company recorded the fair value of the warrants on the issuance date in the amount of $179, $197, and $210, respectively, as a debt discount and additional paid-in capital on the consolidated balance sheets. Subsequently, these debt discounts were being recorded to interest expense, related party over the term of the February 2024 Term Loan.

As a result of the issuance of the warrants with the August 2024 and December 2024 closings of the August 2024 Term Loan, which met the criteria for equity classification under applicable U.S. GAAP, the Company recorded the fair value of the warrants on the issuance date in the amount of $489 and $321, respectively, as a debt discount and additional paid-in capital on the consolidated balance sheet. Subsequently, these debt discounts were being recorded to interest expense, related party over the term of the August 2024 Term Loan.

As a result of the issuance of the warrants with the March 2025 and June 2025 closings of the March 2025 Term Loan, which met the criteria for equity classification under applicable U.S. GAAP, the Company recorded the fair value of the warrants on the issuance date in the amount of $688 and $882, respectively, as a debt discount and additional paid-in capital on the consolidated balance sheets. Subsequently, these debt discounts were recorded to interest expense, related party over the term of the March 2025 Term Loan.

The Company uses the Black-Scholes option model to estimate the fair value of warrants issued in connection with the Term Loans. In applying the Black-Scholes option model, the Company used the following assumptions in the valuation of warrants issued during the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Risk-free rate	3.7% - 3.9%	3.8% - 4.9%
Expected dividend yield	0%	0%
Expected term (years)	2.0	2.0
Expected volatility	136.0% - 144.0%	42.0% - 49.0%
Stock price and warrant exercise price	$1.35 - $1.48	$1.24 - $3.04

The Company uses a present value calculation of future cash flows to estimate the fair value of the Term Loans at the date of issuance. The Company used the following inputs in the valuation of Term Loans issued during the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Principal	$10,000	$20,000
Coupon rate	8.0%	8.0%
Issuance date	3/11/2025 - 6/26/2025	3/4/2024 – 12/11/2024
Interest type	Fixed rate	Fixed rate
Payment frequency	Maturity	Maturity
Interest day count	Actual / 365	Actual / 365
Maturity	3/6/2030	2/27/2029 – 8/27/2029
Market rate (1)	11.7% - 16.4%	9.1% - 18.9%

(1)	Discounted using the interpolated S&P CCC yield curve commensurate with the remaining term of the note.

During the years ended December 31, 2025 and 2024, the Company recognized $1,590 and $816, respectively, of interest expense in relation to the Term Loans. Included within this interest expense total, the Company recognized $282 and $113 of debt discount amortization during the years ended December 31, 2025 and 2024, respectively.

Debt Extinguishment and Warrant Extension

On August 25, 2025, the Company entered into a satisfaction of promissory notes agreement (the “Satisfaction Agreement”) with GAT. Pursuant to the stated terms of the Satisfaction Agreement, GAT agreed to forgive all outstanding principal and accrued interest on the Term Loans in exchange for a $100 payment from the Company.

On September 4, 2025, the Company entered into a voting and warrant extension agreement (the “Voting and Extension Agreement”) with Glen Taylor, GAT, and another affiliated entity. Pursuant to the Voting and Extension Agreement, the Company agreed to extend the expiration date of the Term Loan Warrants to December 31, 2028. Prior to the extension, the Term Loan Warrants had expiration dates ranging from February 27, 2026 to June 26, 2027. In addition, Glen Taylor, GAT, and another affiliated entity agreed to vote in favor of any proposal that is submitted by the Company for approval by its stockholders under Nasdaq Listing Rule 5635 relating to stockholder approval of certain issuances of securities, provided that the proposal is unanimously approved and recommended by the Board of Directors of the Company. The voting obligations are in effect through December 31, 2028 and are binding on any transferees of the Class A Common Stock that is currently held by Glen Taylor, GAT or the other affiliated entity. The Voting and Extension Agreement also granted registration rights to Glen Taylor, GAT, or the other affiliated entity upon request on or after March 31, 2026.

The Satisfaction Agreement and the Voting and Extension Agreement were considered as a single transaction for accounting purposes given that they were negotiated in close proximity to each other.

The debt extinguishment constitutes a troubled debt restructuring under ASC 470 because the Company is experiencing financial difficulty and a concession has been granted by the holder. As the holder of the Term Loans is a related party, the Company recorded a gain on extinguishment of $27,879 as a capital contribution recorded within additional paid-in-capital during the year ended December 31, 2025, which represents the carrying value of the Term Loans and corresponding accrued interest at the time of extinguishment of $29,438 offset by the $100 of cash consideration paid to GAT, the incremental fair value of the warrants due to modification of $1,455, and the direct and incremental costs associated with the Satisfaction Agreement and the Voting and Extension Agreement of $4.

The Company uses the Black-Scholes option model to estimate the fair value of the Term Loan Warrants immediately prior to modification and immediately after in connection with the Voting and Extension Agreement. In applying the Black-Scholes option model, the Company used the following assumptions:

	Assumptions
	Pre-Modification	Post-Modification
Risk-free rate	3.6% - 4.0%	3.6%
Expected dividend yield	0%	0%
Expected term (years)	0.48 - 1.81	3.32
Expected volatility	63.0% - 147.0%	113.0%
Exercise price	$1.24 - $3.05	$1.24 - $3.05
Stock Price	$1.35	$1.35